ORGANIZATION (Details Narrative) - Notable Labs Inc [Member] - USD ($)	Feb. 22, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Accumulated deficit		$ 71,044,000	$ 56,637,000
Cash	$ 15.0	$ 1,600,000